As filed with the Securities and Exchange Commission on October 19, 2011

File Nos. 333-155395

811-22250

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 39	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 41	☒

PIMCO ETF TRUST

(Exact name of Registrant as Specified in Charter)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

(866) 746-2606

Registrant’s Telephone Number, including Area Code

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on (October 21, 2011) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 39 to the Registration Statement of PIMCO ETF Trust (the “Trust” or the “Registrant”) incorporates by reference the prospectus and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 32, which was filed with the Securities and Exchange Commission on August 3, 2011. This Post-Effective Amendment No. 39 is filed solely for the purpose of designating October 21, 2011 as the new effective date of Post-Effective Amendment No. 32, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 36 to the Trust’s Registration Statement, as filed October 14, 2011, Post-Effective Amendment No. 37 to the Trust’s Registration Statement, as filed October 17, 2011, and Post-Effective Amendment No. 38 to the Trust’s Registration Statement, as filed October 18, 2011. This Post-Effective Amendment does not affect the currently effective prospectus and Statement of Additional Information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 39 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 19th day of October, 2011.

PIMCO ETF TRUST (Registrant)

By:
Brent R. Harris*, President

*By:	/s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris*	Trustee	October 19, 2011

William J. Popejoy*	Trustee	October 19, 2011

Vern O. Curtis*	Trustee	October 19, 2011

E. Philip Cannon*	Trustee	October 19, 2011

J. Michael Hagan*	Trustee	October 19, 2011

Douglas M. Hodge*	Trustee	October 19, 2011

Ronald C. Parker*	Trustee	October 19, 2011

Brent R. Harris*	President (Principal Executive Officer)	October 19, 2011

John P. Hardaway*	Treasurer (Principal Financial and Accounting Officer)	October 19, 2011

*By:	/s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 20 to the Registration Statement on August 24, 2010, and incorporated by reference herein.